17. Borrowings and financing (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings And Financing Details 1
Borrowings and financing, beginning	R$ 5,869	R$ 7,978
Additions - working capital	7,789	8,082
Additions - finance lease	41	100
Accrued interest	748	862
Accrued swap	114	920
Mark-to-market	12	(22)
Monetary and exchange rate changes	22	(635)
Borrowing cost	9	4
Interest paid	(1,131)	(624)
Payments	(8,336)	(6,876)
Swap paid	(318)	19
Liabilities related to assets held for sale (note 32)	(259)	(3,939)
Borrowings and financing, ending	R$ 4,560	R$ 5,869